Deferred revenues (Details) - Schedule of liabilities related to assets held to sale - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Deferred Income [Text Block Abstract]
Sale and Leaseback		R$ 3	R$ 68
Rental of spaces in stores	[1]	259	233
Checkstand	[2]	45	41
Commercial agreement – payroll	[3]	39
Gift card and others		1	2
Marketing		12	12
Total		359	356
Current		328	356
Non-current		R$ 31

[1]	Rental of backlight panels.
[2]	Supplier product exhibition modules, or check stands, rental of POS displays, and front-fee anticipation with credit card operators.
[3]	Commercial agreement with a financial institution for exclusivity in payroll processing.